Segment Information (Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Line Items]
Gross premiums written	$ 6,875,925		$ 7,285,320	$ 6,299,929
Net premiums written	6,300,858		6,909,058	5,803,364
(Increase) decrease in unearned premiums	235,968		(383,840)	(289,554)
Net premiums earned	6,536,826		6,525,218	5,513,810
Losses and loss expenses	(5,335,000)		(4,923,000)	(4,194,000)
Acquisition costs	(1,356,118)		(1,455,462)	(1,237,464)
Technical result	(154,000)		147,000	83,000
Other income	13,491		15,321	50,127
Other expenses	(355,647)		(369,969)	(305,568)
Underwriting result	(497,000)		(208,000)	(173,000)
Net investment income	360,668		448,538	415,921
Net realized and unrealized investment gains (losses)	454,319		886,670	(389,632)
Interest expense	(39,200)		(40,150)	(43,152)
Loss on redemption of debt	0		(15,175)	0
Amortization of intangible assets	(9,988)		(11,434)	(35,473)
Net foreign exchange (gains) losses	(51,964)		(86,760)	119,151
Income tax expense (benefit)	13,091		(52,536)	8,934
Interest in earnings of equity method investments	23,611		15,643	10,607
Net income (loss)	254,189		936,748	(85,994)
Non Life
Segment Reporting [Line Items]
Gross premiums written	5,376,703		5,792,542	5,064,780
Net premiums written	4,825,919	[1]	5,438,807	4,592,282
(Increase) decrease in unearned premiums	229,000		(381,000)	(290,000)
Net premiums earned	5,054,529	[1]	5,058,056	4,301,862
Losses and loss expenses	(4,017,000)		(3,663,000)	(3,169,000)
Acquisition costs	(1,254,000)		(1,306,000)	(1,108,000)
Technical result	(216,000)		89,000	25,000
Other income	(1,000)		(1,000)	30,000
Other expenses	(87,000)		(108,000)	(102,000)
Underwriting result	$ (304,000)		$ (20,000)	$ (47,000)
Reinsurance Ratios [Abstract]
Loss ratio	79.50%	[2]	72.40%	73.70%
Acquisition ratio	24.80%	[3]	25.80%	25.80%
Technical ratio	104.30%		98.20%	99.50%
Other expense ratio	1.70%	[4]	2.10%	2.40%
Combined Ratio	106.00%	[5]	100.30%	101.90%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written	$ 3,442,000		$ 3,579,000	$ 3,015,000
Net premiums written	3,044,000		3,302,000	2,722,000
(Increase) decrease in unearned premiums	119,000		(231,000)	(187,000)
Net premiums earned	3,163,000		3,071,000	2,535,000
Losses and loss expenses	(2,389,000)		(2,167,000)	(2,073,000)
Acquisition costs	(784,000)		(783,000)	(606,000)
Technical result	(10,000)		121,000	(144,000)
Other income	(1,000)		(1,000)	30,000
Other expenses	(61,000)		(80,000)	(75,000)
Underwriting result	$ (72,000)		$ 40,000	$ (189,000)
Reinsurance Ratios [Abstract]
Loss ratio	75.50%	[2]	70.60%	81.80%
Acquisition ratio	24.80%	[3]	25.50%	23.90%
Technical ratio	100.30%		96.10%	105.70%
Other expense ratio	1.90%	[4]	2.60%	3.00%
Combined Ratio	102.20%	[5]	98.70%	108.70%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written	$ 1,935,000		$ 2,213,000	$ 2,050,000
Net premiums written	1,782,000		2,137,000	1,870,000
(Increase) decrease in unearned premiums	110,000		(150,000)	(103,000)
Net premiums earned	1,892,000		1,987,000	1,767,000
Losses and loss expenses	(1,628,000)		(1,496,000)	(1,096,000)
Acquisition costs	(470,000)		(523,000)	(502,000)
Technical result	(206,000)		(32,000)	169,000
Other income	0		0	0
Other expenses	(26,000)		(28,000)	(27,000)
Underwriting result	$ (232,000)		$ (60,000)	$ 142,000
Reinsurance Ratios [Abstract]
Loss ratio	86.00%	[2]	75.30%	62.00%
Acquisition ratio	24.80%	[3]	26.30%	28.40%
Technical ratio	110.80%		101.60%	90.40%
Other expense ratio	1.40%	[4]	1.40%	1.50%
Combined Ratio	112.20%	[5]	103.00%	91.90%
Life and Health
Segment Reporting [Line Items]
Gross premiums written	$ 1,499,222		$ 1,492,778	$ 1,235,149
Net premiums written	1,474,939		1,470,251	1,211,082
(Increase) decrease in unearned premiums	7,000		(3,000)	1,000
Net premiums earned	1,482,297		1,467,162	1,211,948
Losses and loss expenses	(1,318,000)		(1,263,000)	(1,025,000)
Acquisition costs	(102,000)		(149,000)	(129,000)
Technical result	62,000		55,000	58,000
Other income	13,000		15,000	13,000
Other expenses	(73,000)		(69,000)	(51,000)
Underwriting result	2,000		1,000	20,000
Net investment income	68,000		72,000	66,000
Allocated underwriting result	70,000		73,000	86,000
Corporate and Other
Segment Reporting [Line Items]
Gross premiums written	0		0	0
Net premiums written	0		0	0
(Increase) decrease in unearned premiums	0		0	0
Net premiums earned	0		0	0
Losses and loss expenses	0		3,000	0
Acquisition costs	0		0	0
Technical result	0		3,000	0
Other income	1,000		1,000	7,000
Other expenses	(196,000)		(193,000)	(153,000)
Net investment income	293,000		377,000	350,000
Net realized and unrealized investment gains (losses)	454,000		887,000	(390,000)
Interest expense	(39,000)		(40,000)	(43,000)
Loss on redemption of debt			(15,000)
Amortization of intangible assets	(10,000)		(12,000)	(35,000)
Net foreign exchange (gains) losses	(52,000)		(87,000)	119,000
Income tax expense (benefit)	13,000		(53,000)	9,000
Interest in earnings of equity method investments	$ 24,000		$ 16,000	$ 11,000

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.
[2]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[3]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[4]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[5]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.